1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

VIA EDGAR

February 4, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Credit Suisse Global Small Cap Fund, Inc.
File Nos. 333-08459, 811-07715
Post-Effective Amendment No. 17

Ladies and Gentlemen:

On behalf of Credit Suisse Global Small Cap Fund, Inc. (the “Fund”), we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 17 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act and will become effective automatically 60 days after filing.  The Fund expects to submit a request for acceleration of the effective date to February 27, 2009.

The Amendment reflects a change to the Fund’s principal investment strategies previously disclosed in a supplement to the prospectus dated August 13, 2008.  Effective October 15, 2008, the Fund’s portfolio manager changed its selection techniques for the U.S. equity portion of the portfolio by replacing quantitative portfolio management techniques (in use from December 1, 2006, though October 14, 2008) with traditional fundamental equity research techniques such as those used prior to December 2006 for the U.S. portion of the portfolio and used currently (and throughout) for the non-U.S. portion of the portfolio.  As a result, the disclosure relating to the quantitative strategies and risks under the captions “Key Points” and “the Fund in Detail” has been removed, and the strategies and risks disclosure relating to fundamental techniques has been modified as necessary to make clear that it applies to the fund’s entire portfolio rather than only to the non-U.S. portion of the portfolio.

In addition, the limit on the Fund’s investments in emerging markets has been increased to 35% from 20%.  The disclosure in the chart under “Certain Investment Practices” has been revised to reflect this change in investment limit.  Principal risk disclosure relating

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

to emerging market investments was already included in the prospectus and remains unchanged.

Except as mentioned above, there have been no material changes to the Fund’s operations or disclosures.  Substantially all of the disclosure in the Prospectus and Statement of Additional Information has been reviewed by the Staff of the Securities and Exchange Commission in prior filings by the Fund or other Credit Suisse Funds.  Consequently, on behalf of the Fund, we hereby request that the Amendment be given expedited review by the Staff.

On or before February 27, 2009, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

If you have any questions or comments, please call me at (202) 303-1203 or Jai Massari at (202) 303-1133.

Sincerely,

/s/ Anthony A. Vertuno
Anthony A. Vertuno

Enclosures

cc:
J. Kevin Gao, Esq.
Jai Massari, Esq.